Consolidated Statements of Changes in Shareholders' Equity (USD $) In Millions, except Share data		Total	Common Stock	Additional Paid-in Capital	Accumulated deficit	Accumulated Other Comprehensive Income (Loss)	Equity attributable to Company Shareholder	Noncontrolling Interest
Balance at Dec. 31, 2010		$ (1,637.1)		$ 72.8	$ (1,715.6)	$ 9.1	$ (1,633.7)	$ (3.4)
Balance, shares at Dec. 31, 2010			1,000
Net income/(loss)		340.7			340.8		340.8	(0.1)
Dividends declared		(335.6)			(335.6)		(335.6)
Stock-based compensation		33.0		33.0			33.0
Other comprehensive income	[1]	273.8				273.3	273.3	0.5
Transactions with non-controlling interests						(1.0)	(1.0)	1.0
Balance at Dec. 31, 2011		(1,325.2)		105.8	(1,710.4)	281.4	(1,323.2)	(2.0)
Balance, shares at Dec. 31, 2011		1,000	1,000
Net income/(loss)		362.3			362.2		362.2	0.1
Dividends declared		(95.5)			(95.5)		(95.5)
Stock-based compensation		32.2		32.2			32.2
Other comprehensive income	[1]	60.9				59.6	59.6	1.3
Transactions with non-controlling interests		0.1						0.1
Balance at Dec. 31, 2012		(965.2)		138.0	(1,443.7)	341.0	(964.7)	(0.5)
Balance, shares at Dec. 31, 2012		1,000	1,000
Share subscription, value		1,955.3	1,955.3				1,955.3
Share subscription, shares			731,647,614
Net income/(loss)		226.5			225.9		225.9	0.6
Dividends declared		(27.1)			(27.1)		(27.1)
Stock-based compensation		22.2		22.2			22.2
Stock-based compensation			3,430,417
Other comprehensive income	[1]	(138.2)				(138.2)	(138.2)
Transactions with non-controlling interests		0.3						0.3
Balance at Dec. 31, 2013		$ 1,073.8	$ 1,955.3	$ 160.2	$ (1,244.9)	$ 202.8	$ 1,073.4	$ 0.4
Balance, shares at Dec. 31, 2013		735,079,031	735,079,031

[1]	Accumulated other comprehensive income comprises translation adjustments